Derivatives Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES INSTRUMENTS
NOTE 10:-	DERIVATIVES INSTRUMENTS

The Company uses derivative instruments primarily to manage exposure to foreign currency exchange rates. The Company's primary objective in holding derivatives is to reduce the volatility of earnings and cash flows due to changes in foreign currency exchange rates related to forecasted monthly payroll payments of employees which are paid in NIS.

Losses (gains) on designated derivatives reclassified from OCI into Consolidated Statement of Operations for the years ended:

	Line Item in Statement of Operations	Year ended December 31,
		2018	2017	2016

Derivatives designated as cash flow hedging instruments :
Foreign currency derivatives	Cost of revenues	$18	$(63)	$-
Foreign currency derivatives	Sales and marketing	$13	$(61)	$1
Foreign currency derivatives	General and administrative	$6	$(24)	$-

Total expenses (income)		$37	$(148)	$1